LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE	12 Months Ended
Dec. 31, 2021
LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE
LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

15— LONG TERM DEBT

15-1     Long-term debt:

	December 31,
	2021	2020
France term loan	4,848	4,394
Japanese term loan (YEN)	786	900
Germany term loan	111	193
USA term loan	—	180
Korea term loan	11	—
Malaysia term loan	3	8
Total long term debt	5,759	5,675
Less current portion	(830)	(4,532)
Total long-term portion	4,930	1,143

As of December 31, 2021 and 2020, long-term debt in Japan consists of two loans in Yen subscribed with the following conditions:

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP Technomed Co. Ltd	80,000,000	August 2, 2026	1.98%	Monthly instalment
EDAP Technomed Co. Ltd	50,000,000	April 2, 2025	1.8%	Monthly instalment

As of December 31, 2021 and 2020 , long-term debt in Germany consists of one loan in euro with the following conditions :

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS GMBH	400,000	April 30, 2023	2.40%	Monthly instalment

This loan was pledged against an HIFU equipment with a purchase value of €438 thousand.

As of December 31, 2021, long-term debt in France consists of three loans in Euro subscribed in 2020 which conditions and maturity were updated and a new loan in Euro subscribed in 2021 with the following conditions:

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	780,457	April 1, 2025	0.99%	Monthly instalment

This loan is pledged against the countervalue in dollars on the loan. This loan constitutes a complete financial package of €1,530,000, of which €780,457 were drawn at the end of December 2021 to finance HIFU treatment probes.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	July 30, 2026	0.73%	Monthly instalment

This loan is a COVID-related loan guaranteed by the French government in 2020 with an initial one year repayment term subsequently extended to six years.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2026	0.73%	Monthly instalment

This loan is a COVID-related loan guaranteed by the French government in 2020 with an initial one year repayment term subsequently extended to six years.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	72,222	July 5, 2024	0.45%	Monthly instalment

This new loan is related to the acquisition of computer servers.

As of December 31, 2020, long-term debt in France consists of a loan in Euro to finance the ERP project and three loans in Euro subscribed in 2020 with the following conditions:

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	700,000	October 16, 2021	0.40%	Quarterly instalment

This loan is related to the ERP SAP project. This four-year loan was fully reimbursed in October 2021

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	218,000	April 1, 2025	0.99%	Monthly instalment

This loan is pledged against the countervalue in dollars on the loan. This loan constitutes a complete financial package of €1,530,000, of which €218,000 was drawn at the end of December to finance HIFU treatment probes.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 11, 2021	0.25%	Monthly instalment

This loan is a COVID-related loan guaranteed by the French government in 2020 with an initial one year repayment term.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2021	0.25%	Monthly instalment

This loan is a COVID-related loan guaranteed by the French government in 2020 with an initial one year repayment term.

As of December 31, 2021 and 2020, long-term debt in Malaysia consisted of a loan in Ringgit with the following conditions:

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TECHNOMED SDN BHD	90,000	July 31, 2022	4.64%	Monthly instalment

As of December 31, 2020, long-term debt in USA consisted of a loan in USD with the following conditions:

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TECHNOMED INC	221,217	May 14, 2022	1%	Monthly instalment

This loan was linked to the US Paycheck Protection Program and was forgiven in 2021.

15-2     Financial instruments carried at fair value:

As of December 31, 2021, there are no financial instruments such as warrants.

Refer to Note 26 for more details on the fair value of other Financial Instruments.

15-3     Long-term debt maturity:

Long-term debt carried at amortized cost at December 31, 2021 matures as follows:

2022	828
2023	1,512
2024	1,504
2025	1,229
2026 and thereafter	686
Total	5,759